CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	Accumulated Other Comprehensive (Loss) Income [Member]
BALANCE at Dec. 31, 2011	$ 73,888	$ 17	$ 24,555	$ 54	$ 49,178	$ 84
BALANCE, shares at Dec. 31, 2011		17,258,356
Shares issued for equity compensation plan	273		273
Shares issued for equity compensation plan, shares		207,000
Net income (loss)	4,213				4,213
Appropriations to statutory reserves				347	(347)
Foreign currency translation adjustment	(59)					(59)
Realization of foreign currency translation gain relating to disposal of a subsidiary
BALANCE at Dec. 31, 2012	78,315	17	24,828	401	53,044	25
BALANCE, shares at Dec. 31, 2012		17,465,356
Shares issued for equity compensation plan	225	1	224
Shares issued for equity compensation plan, shares		195,000
Net income (loss)	8,444				8,444
Appropriations to statutory reserves				408	(408)
Foreign currency translation adjustment	805					805
Realization of foreign currency translation gain relating to disposal of a subsidiary
BALANCE at Dec. 31, 2013	87,789	18	25,052	809	61,080	830
BALANCE, shares at Dec. 31, 2013		17,660,356
Shares issued for equity compensation plan	538	1	537
Shares issued for equity compensation plan, shares		160,000
Escrow shares cancelled	(1)	(1)
Escrow shares cancelled, shares		(405,495)
Net income (loss)	(2,288)				(2,288)
Foreign currency translation adjustment	(36)					(36)
Realization of foreign currency translation gain relating to disposal of a subsidiary	(805)					(805)
Reclassification of statutory reserves upon disposal of a subsidiary				(809)	809
BALANCE at Dec. 31, 2014	$ 85,197	$ 18	$ 25,589		$ 59,601	$ (11)
BALANCE, shares at Dec. 31, 2014		17,414,861